CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of consolidated VIEs without recourse to the Company of RMB200,000 and RMB177,274 as of December 31, 2016 and 2017, respectively. Note 1)	$ 27,246	¥ 177,274		¥ 200,000
Accounts payable (including accounts payable of consolidated VIEs without recourse to the Company of RMB254,537 and RMB262,576 as of December 31, 2016 and 2017, respectively. Note 1)	48,939	318,414		274,629
Amount due to related parties (including amount due to Founder of consolidated VIEs without recourse to the Company of RMB2,319 and RMB2,451 as of December 31, 2016 and 2017, respectively. Note 1)	379	2,467		2,319
Advances from customers (including advances from customers of consolidated VIEs without recourse to the Company of RMB40,891 and RMB67,604 as of December 31, 2016 and 2017, respectively. Note 1)	10,582	68,848		42,013
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs without recourse to the Company of RMB194,266 and RMB313,574 as of December 31, 2016 and 2017, respectively. Note 1)	52,862	343,936		214,966
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to the Company of RMB5,254 and RMB12,051 as of December 31, 2016 and 2017, respectively. Note 1)	1,852	12,051		¥ 5,508
Non-current liabilities
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion, of consolidated VIEs without recourse to the Company of nil and RMB124,324 as of December 31, 2016 and 2017, respectively. Note 1)	$ 19,108	¥ 124,324
Series A-1 Redeemable Convertible Preferred Shares
Mezzanine Equity
Redeemable Convertible Preferred Shares par value | $ / shares	$ 0.001		$ 0.001
Redeemable Convertible Preferred Shares authorized	0	0		1,250,000
Redeemable Convertible Preferred Shares issued	0	0		1,250,000
Redeemable Convertible Preferred Shares outstanding	0	0		1,250,000
Redemption value | ¥		¥ 0		¥ 180,216
Liquidation value | ¥		¥ 0		¥ 125,060
Series A-2 Redeemable Convertible Preferred Shares
Mezzanine Equity
Redeemable Convertible Preferred Shares par value | $ / shares	$ 0.001		0.001
Redeemable Convertible Preferred Shares authorized	0	0		1,428,572
Redeemable Convertible Preferred Shares issued	0	0		1,428,572
Redeemable Convertible Preferred Shares outstanding	0	0		1,428,572
Redemption value | ¥		¥ 0		¥ 205,966
Liquidation value | ¥		¥ 0		¥ 142,923
Series B Redeemable Convertible Preferred Shares
Mezzanine Equity
Redeemable Convertible Preferred Shares par value | $ / shares	$ 0.001		0.001
Redeemable Convertible Preferred Shares authorized	0	0		2,380,952
Redeemable Convertible Preferred Shares issued	0	0		2,380,952
Redeemable Convertible Preferred Shares outstanding	0	0		2,380,952
Redemption value | ¥		¥ 0		¥ 343,409
Liquidation value | ¥		¥ 0		¥ 323,077
Series C Redeemable Convertible Preferred Shares
Mezzanine Equity
Redeemable Convertible Preferred Shares par value | $ / shares	$ 0.001		0.001
Redeemable Convertible Preferred Shares authorized	0	0		1,571,973
Redeemable Convertible Preferred Shares issued	0	0		1,571,973
Redeemable Convertible Preferred Shares outstanding	0	0		1,571,973
Redemption value | ¥		¥ 0		¥ 227,596
Liquidation value | ¥		¥ 0		¥ 263,065
Series D Redeemable Convertible Preferred Shares
Mezzanine Equity
Redeemable Convertible Preferred Shares par value | $ / shares	$ 0.001		0.001
Redeemable Convertible Preferred Shares authorized	0	0		3,178,652
Redeemable Convertible Preferred Shares issued	0	0		3,178,652
Redeemable Convertible Preferred Shares outstanding	0	0		3,178,652
Redemption value | ¥		¥ 0		¥ 495,579
Liquidation value | ¥		¥ 0		¥ 655,720
Series E Redeemable Convertible Preferred Shares
Mezzanine Equity
Redeemable Convertible Preferred Shares par value | $ / shares	$ 0.001
Redeemable Convertible Preferred Shares authorized	0	0		2,925,658
Redeemable Convertible Preferred Shares issued	0	0		2,925,658
Redeemable Convertible Preferred Shares outstanding	0	0		2,925,658
Redemption value | ¥		¥ 0		¥ 598,531
Liquidation value | ¥		¥ 0		¥ 839,363
Class A
Issuance of Common Stock
Ordinary shares par value | $ / shares	$ 0.001		0.001
Ordinary shares authorized	150,000,000	150,000,000		150,000,000
Ordinary shares issued	19,068,224	19,068,224		7,500,000
Ordinary shares outstanding	18,708,629	18,708,629		7,500,000
Treasury stock (in Shares)	359,595	359,595
Class B
Issuance of Common Stock
Ordinary shares par value | $ / shares	$ 0.001		$ 0.001
Ordinary shares authorized	150,000,000	150,000,000		150,000,000
Ordinary shares issued	6,571,429	6,571,429		0
Ordinary shares outstanding	6,571,429	6,571,429		0
VIEs
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of consolidated VIEs without recourse to the Company of RMB200,000 and RMB177,274 as of December 31, 2016 and 2017, respectively. Note 1) | ¥		¥ 177,274		¥ 200,000
Accounts payable (including accounts payable of consolidated VIEs without recourse to the Company of RMB254,537 and RMB262,576 as of December 31, 2016 and 2017, respectively. Note 1) | ¥		262,576		254,537
Amount due to related parties (including amount due to Founder of consolidated VIEs without recourse to the Company of RMB2,319 and RMB2,451 as of December 31, 2016 and 2017, respectively. Note 1) | ¥		2,451		2,319
Advances from customers (including advances from customers of consolidated VIEs without recourse to the Company of RMB40,891 and RMB67,604 as of December 31, 2016 and 2017, respectively. Note 1) | ¥		67,604		40,891
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs without recourse to the Company of RMB194,266 and RMB313,574 as of December 31, 2016 and 2017, respectively. Note 1) | ¥		313,574		194,266
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to the Company of RMB5,254 and RMB12,051 as of December 31, 2016 and 2017, respectively. Note 1) | ¥		12,051		5,254
Non-current liabilities
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion, of consolidated VIEs without recourse to the Company of nil and RMB124,324 as of December 31, 2016 and 2017, respectively. Note 1) | ¥		¥ 124,324		¥ 0